Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013 Partner Venture
Contingencies And Commitments [Line Items]
Number of joint ventures	2
Real Estate funds serving as joint venture partners	2
Corporate Joint Venture [Member]
Contingencies And Commitments [Line Items]
Maximum potential amount liable under contribution agreement	$ 16.9
Total debt subject to guarantees	$ 86.4